Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 27, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
CIK	dei_EntityCentralIndexKey	0001104631
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2021
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM QMAW Systematic Absolute Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAEX
PGIM QMAW Systematic Absolute Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAFX
PGIM QMAW Systematic Absolute Return Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAGX
PGIM QMAW Systematic Absolute Return Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAHX